Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following information, as required and defined by SEC rules, shows the relationship between executive compensation actually paid and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

					Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:			Company
Fiscal Year	Summary Compensation Table Total for CEO 1	Compensation Actually Paid to CEO 1 (1)	Summary Compensation Table Total for CEO 2	Compensation Actually Paid to CEO 2 (1)	Table for Non- CEO Named Executive Officers(1)	Actually Paid to Non-CEO Named Executive Officers(1)	Total Shareholder Return(2)	Peer Group Total Shareholder Return(3)	Net Income (in billions)(4)	Selected Measure (Adjusted EPS)(5)
2025	$12,827,236	$14,643,258	-	-	$3,795,772	$1,616,879	$148.32	$193.57	$1.592	$5.59
2024	$16,619,219	$21,204,628	$9,041,669	$8,915,605	$5,918,692	$6,974,046	$130.99	$174.15	$1.539	$5.29
2023	$16,023,409	$1,007,462	-	-	$3,675,218	$591,636	$103.21	$134.36	$1.240	$5.44
2022	$16,647,413	$10,456,854	-	-	$4,166,422	$3,108,256	$137.17	$129.65	$1.254	$5.22
2021	$15,967,631	$31,773,386	-	-	$3,755,224	$6,017,348	$155.15	$140.07	$1.210	$4.34

1.
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”. Mr. McDonnell was CEO for fiscal year 2025 and CEO 2 for fiscal year 2024. Mr. McMullen was CEO 1 for 2024 and CEO for 2023, 2022 and 2021. The other NEOs were Mr. McMahon (all years), Mr. Gonsalves (2025), Mr. May (2025 and 2024), Ms. Riemann (2025), Mr. DiMarco (2025), Mr. Ancher-Jensen (2024, 2023 and 2022), Mr. McDonnell (2023, 2022 and 2021), Mr. Grau (2024), Mr. Raha (2023, 2022 and 2021) and Mr. Thaysen (2022 and 2021).
2.
For the relevant fiscal year, represents the cumulative total shareholder return of the company for the measurement periods ending on October 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
3.
For the relevant fiscal year, represents the cumulative total shareholder return of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Materials Indices (“S&P Index”), our published industry index for purposes of disclosure under Item 201(e) of Regulation S-K, for the measurement periods ending on October 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
4.
Net Income is a GAAP measure.
5.
Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.

	2025		2024			2023		2022		2021
Adjustments	CEO	Other NEOs	CEO 1	CEO 2	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation from Summary Compensation Table (“SCT”)	$12,827,236	$3,795,772	$16,619,219	$9,041,669	$5,918,692	$16,023,409	$3,675,218	$16,647,413	$4,166,422	$15,967,631	$3,755,224
Less, adjustments for defined benefit and actuarial pension plans	-	-	-	-	-	-	-	-	-	-	-
Less, value of Stock and Option Awards reported in SCT**	($10,187,609)	($2,702,081)	($14,610,155)	($7,485,920)	($4,952,604)	($14,109,080)	($2,690,432)	($12,989,141)	($2,803,729)	($11,460,405)	($2,155,292)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,868,560	$1,896,883	$15,188,682	$7,359,856	$5,000,212	$8,063,399	$1,537,587	$10,746,518	$2,385,779	$19,678,309	$3,700,804
Plus, Change in Fair Value of any Prior Year awards that are Outstanding and Unvested	$1,212,836	$255,490	$2,480,809	-	$447,394	($10,316,787)	($2,102,352)	($9,200,149)	($1,656,746)	($3,109,645)	($265,241)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-	-	-	-	-	-	-	-	-
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($77,765)	($22,140)	$1,526,073	-	$560,352	$1,346,520	$171,613	$5,252,213	$1,016,529	$10,697,496	$981,853
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	-	($1,607,045)	-	-	-	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$14,643,258	$1,616,879	$21,204,628	$8,915,605	$6,974,046	$1,007,462	$591,636	$10,456,854	$3,108,256	$31,773,386	$6,017,348

* Amounts presented are averages for the entire group of NEOs (excluding our CEOs).

** Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Company Selected Measure Name	AdjustedEPS
Named Executive Officers, Footnote	Mr. McDonnell was CEO for fiscal year 2025 and CEO 2 for fiscal year 2024. Mr. McMullen was CEO 1 for 2024 and CEO for 2023, 2022 and 2021. The other NEOs were Mr. McMahon (all years), Mr. Gonsalves (2025), Mr. May (2025 and 2024), Ms. Riemann (2025), Mr. DiMarco (2025), Mr. Ancher-Jensen (2024, 2023 and 2022), Mr. McDonnell (2023, 2022 and 2021), Mr. Grau (2024), Mr. Raha (2023, 2022 and 2021) and Mr. Thaysen (2022 and 2021).
Peer Group Issuers, Footnote
3.
For the relevant fiscal year, represents the cumulative total shareholder return of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Materials Indices (“S&P Index”), our published industry index for purposes of disclosure under Item 201(e) of Regulation S-K, for the measurement periods ending on October 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 12,827,236		$ 16,023,409	$ 16,647,413	$ 15,967,631
PEO Actually Paid Compensation Amount	$ 14,643,258		1,007,462	10,456,854	31,773,386
Adjustment To PEO Compensation, Footnote

	2025		2024			2023		2022		2021
Adjustments	CEO	Other NEOs	CEO 1	CEO 2	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation from Summary Compensation Table (“SCT”)	$12,827,236	$3,795,772	$16,619,219	$9,041,669	$5,918,692	$16,023,409	$3,675,218	$16,647,413	$4,166,422	$15,967,631	$3,755,224
Less, adjustments for defined benefit and actuarial pension plans	-	-	-	-	-	-	-	-	-	-	-
Less, value of Stock and Option Awards reported in SCT**	($10,187,609)	($2,702,081)	($14,610,155)	($7,485,920)	($4,952,604)	($14,109,080)	($2,690,432)	($12,989,141)	($2,803,729)	($11,460,405)	($2,155,292)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,868,560	$1,896,883	$15,188,682	$7,359,856	$5,000,212	$8,063,399	$1,537,587	$10,746,518	$2,385,779	$19,678,309	$3,700,804
Plus, Change in Fair Value of any Prior Year awards that are Outstanding and Unvested	$1,212,836	$255,490	$2,480,809	-	$447,394	($10,316,787)	($2,102,352)	($9,200,149)	($1,656,746)	($3,109,645)	($265,241)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-	-	-	-	-	-	-	-	-
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($77,765)	($22,140)	$1,526,073	-	$560,352	$1,346,520	$171,613	$5,252,213	$1,016,529	$10,697,496	$981,853
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	-	($1,607,045)	-	-	-	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$14,643,258	$1,616,879	$21,204,628	$8,915,605	$6,974,046	$1,007,462	$591,636	$10,456,854	$3,108,256	$31,773,386	$6,017,348

* Amounts presented are averages for the entire group of NEOs (excluding our CEOs).

** Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 3,795,772	$ 5,918,692	3,675,218	4,166,422	3,755,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,616,879	6,974,046	591,636	3,108,256	6,017,348
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024			2023		2022		2021
Adjustments	CEO	Other NEOs	CEO 1	CEO 2	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*	CEO	Other NEOs*
Total Compensation from Summary Compensation Table (“SCT”)	$12,827,236	$3,795,772	$16,619,219	$9,041,669	$5,918,692	$16,023,409	$3,675,218	$16,647,413	$4,166,422	$15,967,631	$3,755,224
Less, adjustments for defined benefit and actuarial pension plans	-	-	-	-	-	-	-	-	-	-	-
Less, value of Stock and Option Awards reported in SCT**	($10,187,609)	($2,702,081)	($14,610,155)	($7,485,920)	($4,952,604)	($14,109,080)	($2,690,432)	($12,989,141)	($2,803,729)	($11,460,405)	($2,155,292)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,868,560	$1,896,883	$15,188,682	$7,359,856	$5,000,212	$8,063,399	$1,537,587	$10,746,518	$2,385,779	$19,678,309	$3,700,804
Plus, Change in Fair Value of any Prior Year awards that are Outstanding and Unvested	$1,212,836	$255,490	$2,480,809	-	$447,394	($10,316,787)	($2,102,352)	($9,200,149)	($1,656,746)	($3,109,645)	($265,241)
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-	-	-	-	-	-	-	-	-
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($77,765)	($22,140)	$1,526,073	-	$560,352	$1,346,520	$171,613	$5,252,213	$1,016,529	$10,697,496	$981,853
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	-	($1,607,045)	-	-	-	-	-	-	-	-	-
Compensation Actually Paid (as calculated)	$14,643,258	$1,616,879	$21,204,628	$8,915,605	$6,974,046	$1,007,462	$591,636	$10,456,854	$3,108,256	$31,773,386	$6,017,348

* Amounts presented are averages for the entire group of NEOs (excluding our CEOs).

** Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

Equity Valuation Assumption Difference, Footnote	Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield and risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Note: Non-GAAP diluted EPS is further defined and reconciled to the most directly comparable GAAP financial measures in Appendix A to this proxy statement.
Tabular List, Table	The most important financial measures used by the Company to link Compensation Actually Paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the company’s performance are:
•
Adjusted Operating Margin %
•
Adjusted Earnings Per Share (EPS)
•
Total Shareholder Return (TSR)
•
Adjusted Revenue

Total Shareholder Return Amount	$ 148.32	130.99	103.21	137.17	155.15
Peer Group Total Shareholder Return Amount	193.57	174.15	134.36	129.65	140.07
Net Income (Loss)	$ 1,592,000,000	$ 1,539,000,000	$ 1,240,000,000	$ 1,254,000,000	$ 1,210,000,000
Company Selected Measure Amount	5.59	5.29	5.44	5.22	4.34
PEO Name	Mr. McDonnell		Mr. McMullen	Mr. McMullen	Mr. McMullen
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Note: Non-GAAP operating margin is further defined and reconciled to the most directly comparable GAAP financial measures in Appendix A to this proxy statement.
Name	Adjusted Operating Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description	5. Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenue
Mr. McMullen
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 16,619,219
PEO Actually Paid Compensation Amount		$ 21,204,628
PEO Name		Mr. McMullen
Mr. McDonnell
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,041,669
PEO Actually Paid Compensation Amount		$ 8,915,605
PEO Name		Mr. McDonnell
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0		$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,187,609)		(14,109,080)	(12,989,141)	(11,460,405)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,868,560		8,063,399	10,746,518	19,678,309
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,212,836		(10,316,787)	(9,200,149)	(3,109,645)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,765)		1,346,520	5,252,213	10,697,496
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0	0
PEO | Mr. McMullen | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Mr. McMullen | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,610,155)
PEO | Mr. McMullen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,188,682
PEO | Mr. McMullen | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,480,809
PEO | Mr. McMullen | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. McMullen | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,526,073
PEO | Mr. McMullen | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. McDonnell | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. McDonnell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,485,920)
PEO | Mr. McDonnell | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,359,856
PEO | Mr. McDonnell | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. McDonnell | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. McDonnell | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. McDonnell | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,702,081)	(4,952,604)	(2,690,432)	(2,803,729)	(2,155,292)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,896,883	5,000,212	1,537,587	2,385,779	3,700,804
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,490	447,394	(2,102,352)	(1,656,746)	(265,241)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,140)	560,352	171,613	1,016,529	981,853
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,607,045)	$ 0	$ 0	$ 0	$ 0